================================================================================
                                    LEXINGTON
================================================================================

================================================================================

                                    LEXINGTON
                                    SMALLCAP
                                      VALUE
                                   FUND, INC.

                              --------------------

                             Seeks long-term capital
                       appreciation through investment in
                           common stocks or companies
                         domiciled in the United States
                          with a market capitalization
                            of less than $1 billion.

                              --------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1997
                               The Lexington Group
                                   of NO LOAD
                              Investment Companies

================================================================================

DEAR SHAREHOLDERS:
--------------------------------------------------------------------------------
     We are pleased to report our semi-annual results for the Lexington SmallCap Value Fund. The Fund appreciated by 14.4%* during the second quarter of 1997. The unmanaged Russell 2000 Index, (the "Index"), a widely-followed measure of the smaller capitalization domestic market segment, was up 16.2% for the quarter. The average small cap mutual fund, according to Lipper Analytical Services, Inc., rose 17.1%.

     For the first six months of this calendar year, the Fund was up 10.3%* which outperformed the Index at 10.2% and the average small cap fund at 9.0%. Despite lower returns in the second quarter, the Fund had good relative results for the half versus the Index and the average fund due to its better capital preservation in the first quarter. Specifically, the Fund declined 3.6%* versus declines of 5.1% and 6.9% for the Index and Lipper average, respectively.

     "What a Difference a Quarter Makes." It's a variation on an old song title that certainly rang true for investors in domestic smaller sized stocks! Indeed, the second quarter of 1997 brought music to their ears as the Index rose 16% after having declined over 5% in the first quarter. The Index managed to reach all-time highs which was encouraging since the larger, more liquid segment of the market had been setting records regularly. The Fund maintained its strict adherence to value disciplines such as low price to book and low price to revenue ratios. This resulted in a widely diversified portfolio which held 54 issues and had representation in 22 industry groups at June 30th. Cash equivalents were only 4.0% which allowed the Fund to participate fully in the rally.

     The surging equity markets were fueled by a solid growth economy, modest inflation, and constant new money flows. As the second half of the year begins, it does appear that some capital gains tax relief may be in the offing. We continue to believe that such legislation could be especially positive for small cap investors. History has shown that price appreciation and long term capital gains - not income or yield - have been the greatest components of small stocks outperformance versus larger caps. We also believe that valuations are more favorable in small market capitalization strata. Therefore, we continue to adhere to our process which leads us to relatively undervalued and unloved stocks.

     We appreciate your continued support and would welcome the opportunity of discussing questions you may have about your investment.


Sincerely,


/s/Robb W. Rowe, CFA       /s/Dennis J. Hamilton, CFA     /s/Robert M. DeMichele
--------------------       --------------------------     ----------------------
Robb W. Rowe, CFA          Dennis J. Hamilton, CFA        Robert M. DeMichele
Portfolio Manager          Portfolio Manager              President
August, 1997               August, 1997                   August, 1997



*18.88% and 19.03% are the one year and since commencement (1/2/96) average annual standard total returns, respectively, for the period ended June 30, 1997. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results.

LEXINGTON SMALLCAP VALUE FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1997 (unaudited)

   Number
     of                                                                Value
   Shares                    Security                                 (Note 1)
-------------------------------------------------------------------------------

               COMMON STOCKS: 95.0%
               BANKING: 1.4%
       7,000   Aames Financial Corporation ........................   $ 129,500
                                                                      ---------


               CAPITAL EQUIPMENT: 3.7%
       9,200   Detroit Diesel Corporation1 ........................     220,225
       5,000   Watts Industries, Inc. .............................     120,000
                                                                      ---------
                                                                        340,225
                                                                      ---------
               CONSTRUCTION & HOUSING: 2.6%
       6,000   Granite Construction, Inc. .........................     118,500
      20,000   Insituform Technologies ............................     123,750
                                                                      ---------
                                                                        242,250
                                                                      ---------
               CONSUMER DURABLE GOODS: 3.6%
      13,500   Ampco-Pittsburgh Corporation .......................     198,281
       5,000   Bio-Rad Laboratories, Inc. "A"1 ....................     130,313
                                                                      ---------
                                                                        328,594
                                                                      ---------
               CONSUMER NONDURABLE GOODS: 2.9%
       3,900   Canandaigua Wine Company, Inc. "A"1 ................     132,356
       7,700   Paragon Trade Brands, Inc.1 ........................     131,381
                                                                      ---------
                                                                        263,737
                                                                      ---------
               ELECTRICAL & ELECTRONICS: 13.5%
      26,000   American Software, Inc.1 ...........................     196,625
      22,000   Asante Technologies, Inc.1 .........................     118,937
      45,000   Dataware Technologies, Inc.1 .......................     133,594
      18,500   Intergraph Corporation1 ............................     156,094
      11,000   Mylex Corporation ..................................     105,187
      10,700   Progress Software Corporation1 .....................     171,869
       6,600   Sequent Computer Systems1 ..........................     139,219
       8,200   Telxon Corporation .................................     147,087
       2,500   Watkins-Johnson Company ............................      76,875
                                                                      ---------
                                                                      1,245,487
                                                                      ---------
               ENERGY SOURCES: 3.7%
      24,700   Patina Oil & Gas Corporation1 ......................     200,687
       7,000   Western Gas Resources, Inc. ........................     136,500
                                                                      ---------
                                                                        337,187
                                                                      ---------
               ENVIRONMENTAL MANAGEMENT: 0.9%
      11,500   International Technology, Inc. .....................      87,688
                                                                      ---------

               FINANCIAL SERVICES: 8.2%
       2,000   Integon Corporation ................................      50,000
       6,700   John Alden Financial ...............................     140,281
       8,500   Life USA Holding, Inc.1 ............................     120,859
      16,940   National Auto Credit, Inc. .........................     150,342
      12,390   Titan Holdings, Inc. ...............................     294,262
                                                                      ---------
                                                                        755,744
                                                                      ---------

LEXINGTON SMALLCAP VALUE FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1997 (unaudited) (continued)

   Number
     of                                                                Value
   Shares                    Security                                 (Note 1)
-------------------------------------------------------------------------------

               HEALTH & PERSONAL CARE: 8.8%
       8,000   Alpharma, Inc. .....................................   $ 127,500
       6,206   Laboratory Corporation of America
                   Holdings (Preferred shares)1 ...................     353,742
      76,300   Laboratory Corporation of
                   America Holdings1 ..............................     200,287
      55,800   Staff Builders, Inc. "A"1 ..........................     132,525
                                                                      ---------
                                                                        814,054
                                                                      ---------
               HEALTH CARE -- DIVERSIFIED: 1.9%
       8,600   Sun Healthcare Group, Inc.1 ........................     178,987
                                                                      ---------

               HEALTH EQUIPMENT & SERVICES: 5.7%
      22,000   NovaCare, Inc.1 ....................................     305,250
      12,200   OEC Medical Systems, Inc.1 .........................     217,313
                                                                      ---------
                                                                        522,563
                                                                      ---------
               HEALTHCARE -- MISCELLANEOUS: 5.8%
      14,800   Carter-Wallace, Inc. ...............................     264,550
       7,000   Integrated Health Services .........................     269,500
                                                                      ---------
                                                                        534,050
                                                                      ---------
               MANUFACTURED HOUSING: 1.5%
       5,500   Skyline Corporation ................................     135,438
                                                                      ---------

               MANUFACTURING -- DIVERSIFIED: 2.2%
      22,400   United Industrial Corporation ......................     200,200
                                                                      ---------

               MATERIALS: 8.6%
       6,400   ACX Technologies, Inc.1 ............................     144,000
       9,800   Coeur D'Alene Mines1 ...............................     126,788
      15,100   Phillips-Van Heusen ................................     226,500
      13,300   Pillowtex Corporation ..............................     291,769
                                                                      ---------
                                                                        789,057
                                                                      ---------
               MERCHANDISING: 5.2%
      13,900   Cyrk International, Inc.1 ..........................     161,588
       6,000   Fingerhut Companies, Inc. ..........................     104,625
      15,000   Handleman Company1 .................................      95,625
      14,000   Value City Department Stores, Inc. .................     113,750
                                                                      ---------
                                                                        475,588
                                                                      ---------
               REAL ESTATE: 1.3%
       9,000   Horizon Group, Inc. ................................     120,938
                                                                      ---------

               SERVICES: 4.5%
      41,200   Interface Systems, Inc.1 ...........................     185,400
      13,000   OHM Corporation ....................................     109,688
      17,000   Spelling Entertainment Group, Inc.1 ................     116,875
                                                                      ---------
                                                                        411,963
                                                                      ---------

LEXINGTON SMALLCAP VALUE FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1997 (unaudited) (continued)

   Number
     of                                                                Value
   Shares                    Security                                 (Note 1)
-------------------------------------------------------------------------------

               TELECOMMUNICATIONS: 1.9%
      12,600   California Microwave, Inc.1 ........................   $ 177,975
                                                                      ---------

               TRANSPORTATION: 2.9%
       2,600   Alaska Air Group, Inc.1 ............................      66,625
      14,000   America West Airlines, Inc.1 .......................     203,000
                                                                      ---------
                                                                        269,625
                                                                      ---------

               UTILITIES: 4.2%
      13,500   Forest Oil Corporation1 ............................     198,281
      52,000   Kaneb Services, Inc.1 ..............................     191,750
                                                                      ---------
                                                                        390,031
                                                                      ---------

               TOTAL INVESTMENTS: 95.0%
               (cost $7,641,673+) (Note 1) ........................   8,750,881

               Other assets in excess of liabilities: 5.0% ........     457,721
                                                                      ---------

               TOTAL NET ASSETS: 100.0%
                 (equivalent to $12.94 per share on
                 711,793 shares outstanding)                         $9,208,602
                                                                     ==========


1Non-income producing security.
+Aggregate cost for Federal income tax purposes is identical.




   The Notes to Financial Statements are an integral part of this statement.

LEXINGTON SMALLCAP VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (unaudited)

ASSETS
Investments, at value (cost $7,641,673) (Note 1) ...........        $ 8,750,881
Cash .......................................................            362,515
Receivable for investment securities sold ..................            109,741
Receivable for shares sold .................................            105,682
Dividends and interest receivable ..........................              7,763
Deferred organizational expenses, net (Note 1) .............             36,262
                                                                    -----------
           Total Assets ....................................          9,372,844
                                                                    -----------

LIABILITIES
Due to Lexington Management Corporation (Note 2) ...........             14,429
Payable for investment securities purchased ................            105,323
Accrued expenses ...........................................             44,490
                                                                    -----------
           Total Liabilities ...............................            164,242
                                                                    -----------

NET ASSETS (equivalent to $12.94 per share
  on 711,793 shares outstanding) (Note 4) ..................        $ 9,208,602
                                                                    ===========

NET ASSETS consist of:
Capital stock--authorized 1,000,000,000 shares,
   $.001 par value per share ...............................        $       712
Additional paid-in capital (Note 1) ........................          7,266,822
Accumulated deficit (Note 1) ...............................            (92,656)
Accumulated net realized gain on investments
    (Note 1) ...............................................            924,516
Net unrealized appreciation of investments .................          1,109,208
                                                                    -----------
                                                                    $ 9,208,602
                                                                    ===========

   The Notes to Financial Statements are an integral part of this statement.

LEXINGTON SMALLCAP VALUE FUND, INC.
STATEMENT OF OPERATIONS
Six months ended June 30, 1997 (unaudited)

INVESTMENT INCOME
Income
    Dividends ........................................... $  23,089
    Interest ............................................     5,033
                                                          ---------

        Total investment income .........................             $  28,122

Expenses
    Investment advisory fee (Note 2) ....................    40,844
    Transfer agent and shareholder
      servicing expense (Note 2) ........................    10,402
    Printing and mailing expenses .......................    10,144
    Distribution expenses (Note 3) ......................    10,101
    Registration fees ...................................     8,497
    Directors' fees and expenses ........................     7,570
    Professional fees ...................................     6,659
    Amortization of organizational costs (Note 1) .......     6,010
    Accounting expenses (Note 2) ........................     4,944
    Computer processing fees ............................     2,772
    Custodian expense ...................................     2,087
    Other expenses ......................................     1,704
                                                          ---------

        Total expenses ..................................   111,734
                                                          ---------

         Net investment loss ............................               (83,612)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 5)
    Net realized gain on investments ....................               815,235
    Net change in unrealized appreciation
      on investments ....................................               121,190
                                                                      ---------

         Net realized and unrealized gain ...............               936,425
                                                                      ---------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........             $ 852,813
                                                                      =========


    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON SMALLCAP VALUE FUND, INC.
STATEMENT OF CHANGES INNET ASSETS


                                                                                   Six months
                                                                                      ended              Year ended
                                                                                  June 30, 1997         December 31,
                                                                                   (unaudited)              1996
                                                                                   -----------          ------------
Net investment loss ..........................................................     $   (83,612)         $   (122,418)
Net realized gain from security transactions .................................         815,235               241,416
Net change in unrealized appreciation of investments .........................         121,190               988,018
                                                                                    ----------            ----------
    Increase in net assets resulting from operations .........................         852,813             1,107,016
Distributions to shareholders from net realized gains from
  security transactions                                                                     --               (18,761)
Increase in net assets from capital share transactions (Note 4) ..............         294,565             6,972,969
                                                                                    ----------            ----------
              Net increase in net assets .....................................       1,147,378             8,061,224

NET ASSETS
Beginning of period ..........................................................       8,061,224               --
                                                                                    ----------            ----------
End of period (including accumulated deficit of $92,656 and
  $9,044 respectively) .......................................................     $ 9,208,602           $ 8,061,224
                                                                                   ===========           ===========

   The Notes to Financial Statements are an integral part of this statement.

LEXINGTON SMALLCAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited) and December 31, 1996

1.  SIGNIFICANT ACCOUNTING POLICIES

Lexington SmallCap Value Fund, Inc. (the "Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on January 2, 1996. The Fund's investment objective is to seek long-term capital appreciation. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     INVESTMENTS Security transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked price is used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked price. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

     FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

     DISTRIBUTIONS Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. At December 31, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

     DEFERRED ORGANIZATION EXPENSES Organization expenses aggregating $52,837 have been deferred and are being amortized on a straight line basis over five years.

     USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATE

The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at the annual rate of 1.00% of the Fund's average daily net assets. In connection with providing investment advisory services, LMC has entered into a sub-advisory contract with Capital Technologies Inc. ("CTI") under which CTI provides the Fund with investment management services. Pursuant to the terms of the sub-advisory contract between

LEXINGTON SMALLCAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited) and December 31, 1996

2.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATE (continued)

LMC and CTI, LMC pays CTI a monthly sub-advisory fee at the annual rate of 0.50% of the Fund's average daily net assets. The sub-advisory fee will be paid by LMC, not the Fund. For 1997, LMC has agreed to voluntarily limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses but including the management fee and operating expenses) to an annual rate of 2.50% of the Fund's average daily net assets. No reimbursement was required for the six months ended June 30, 1997.

The  Fund  reimbursed  LMC  for  certain  expenses,   including  accounting  and
shareholder servicing costs of $9,889, which were incurred by the Fund, but paid by LMC.

3.  DISTRIBUTION PLAN

The Fund has a Distribution Plan (the "Plan") which allows payments to finance activities associated with the distribution of the Fund's shares. The Plan provides that the Fund may pay distribution fees on a reimbursement basis, including payments to Lexington Funds Distributor, Inc. ("LFD"), the Fund's distributor, in amounts not exceeding 0.25% per annum of the Fund's average daily net assets. Total distribution expenses for the six months ended June 30, 1997 were $10,101 and are set forth in the statement of operations.

4.  CAPITAL STOCK

Transactions in capital stock were as follows:

                                                           January 2, 1996
                              Six months ended            (commencement of
                                June 30, 1997              operations) to
                                 (unaudited)              December 31, 1996
                           ----------------------        ------------------
                          Shares       Amount            Shares       Amount
                          ------       -------           -------      -------

 Shares sold              113,276     $1,364,110         806,989     $8,267,408
 Shares issued
   on reinvestment
   of dividends ......         --             --           1,594         18,670
                          -------       --------         -------      ---------
                          113,276      1,364,110         808,583      8,286,078
 Shares redeemed .....    (88,715)    (1,069,545)       (121,351)    (1,313,109)
                          -------      ---------         -------      ---------
   Net increase ......     24,561      $ 294,565         687,232     $6,972,969
                          =======      =========         =======     ==========


5.  PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of securities for the six months ended June 30, 1997, excluding short-term securities, were $1,690,494 and $1,806,297, respectively.

At June 30, 1997, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $1,517,256 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $408,048.

LEXINGTON SMALLCAP VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

Selected per share data for a share outstanding throughout the period:


                                                                 January 2, 1996
                                                Six months        (commencement
                                                   ended          of operations)
                                               June 30, 1997     to December 31,
                                                (unaudited)           1996
                                                -----------      --------------
Net asset value, beginning of period              $11.73               $10.00
                                                  ------               ------
Income (loss) from investment operations:
   Net investment loss                             (0.12)               (0.18)
   Net realized and unrealized
      gain on investments                           1.33                 1.94
                                                  ------               ------
Total income from investment operations             1.21                 1.76
                                                  ------               ------
Less distributions:
   Distributions from net realized gains               --                (0.03)
                                                  ------               ------
Net asset value, end of period                    $12.94               $11.73
                                                  ======               ======
Total return                                       21.89%*              17.50%

Ratio to average net assets:
   Expenses, before reimbursement
      or waivers                                    2.74%*               3.04%
   Expenses, net of reimbursement
      or waivers                                    2.74%*               2.48%
   Net investment loss, before
      reimbursement or waivers                     (2.05%)*             (2.34%)
   Net investment loss                             (2.05%)*             (1.78%)
Portfolio turnover rate                            45.52%*              60.92%
Average commission paid on
    equity security transactions                  $ 0.04                $0.03
Net assets at end of period (000's omitted)       $9,209               $8,061

----------
*Annualized

LEXINGTON
INVESTOR SERVICES
--------------------------------------------------------------------------------
AS A LEXINGTON SHAREHOLDER, YOU SHOULD BE AWARE OF THE MANY SERVICES AVAILABLE TO YOU.

NO LOAD--The Lexington Funds are no load funds. That is, investments and redemptions are made without any sales charges, commissions or redemption fees.

                              --------------------

FREE TELEPHONE EXCHANGE--Investments in the Lexington Funds may be exchanged for shares of a different Lexington Fund at any time.

                              --------------------

CHECK  WRITING   PRIVILEGES--Lexington  Money  Market  Trust  permits  investors immediate access to their funds with check writing for withdrawals from their account.

                              --------------------

TAX SHELTERED PLANS--IRA, Keogh, Pension, and Profit Sharing Prototype Plans are available to qualified individuals. These plans offer investment flexibility through the Share Exchange Service, simplified record keeping, convenience and investment supervision.

                              --------------------

CUSTODIAL ACCOUNTS FOR MINORS--Investments may be made on behalf of minors under the Uniform Gifts to Minors Act currently in effect in all states.

                              --------------------

SYSTEMATIC WITHDRAWAL PLAN--An investor may elect to receive a fixed amount from his or her account each month or quarter, subject to certain minimums.

                              --------------------

COMPLETE RECORD KEEPING--A statement is provided for every transaction in addition to a year-end statement with tax information.

THE LEXINGTON GROUP OF
NO LOAD INVESTMENT COMPANIES

LEXINGTON WORLDWIDE EMERGING MARKETS FUND, INC.--Seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets.

LEXINGTON GLOBAL FUND, INC.--Seeks long-term growth of capital primarily through investment in common stocks of companies domiciled in foreign countries and the United States.

LEXINGTON INTERNATIONAL FUND, INC.--Seeks long-term growth of capital through investment in companies domiciled in foreign countries.

LEXINGTON TROIKA DIALOG RUSSIA FUND, INC.--Seeks long-term capital appreciation through investments primarily in the equity securities of Russian companies.

LEXINGTON CROSBY SMALL CAP ASIA GROWTH FUND, INC. --Seeks long-term capital appreciation through investment in companies domiciled in the Asia Region with a market capitalization of less than $1 billion.

LEXINGTON RAMIREZ GLOBAL INCOME FUND--Seeks high current income. Capital appreciation is a secondary objective. The Fund invests in a combination of foreign and domestic high-yield, lower rated debt securities.

LEXINGTON GOLDFUND, INC.--Seeks capital appreciation through investment in gold bullion and shares of gold mining companies.

LEXINGTON GROWTH AND INCOME FUND, INC.--Seeks capital appreciation over the long-term through investments in the stocks of large, ably managed and well financed companies.

LEXINGTON CORPORATE LEADERS TRUST FUND--Seeks capital growth and reasonable income through investment in an equal number of shares of an established list of American blue chip corporations.

LEXINGTON SMALLCAP VALUE FUND, INC.--Seeks long-term capital appreciation through investment in common stocks of companies domiciled in the United States with a market capitalization of less than $1 billion.

LEXINGTON CONVERTIBLE SECURITIES FUND--Seeks total return by providing capital appreciation, current income and conservation of capital through investments in a diversified portfolio of securities convertible into shares of common stock.

LEXINGTON GNMA INCOME FUND, INC.--Seeks to achieve a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA ("Ginnie Mae") certificates that are guaranteed as to the timely payment of principal and interest by the United States Government.

LEXINGTON MONEY MARKET TRUST--Seeks a high level of current income consistent with preservation of capital and liquidity through investments in interest bearing short-term money market instruments.

For more complete information about any of the Lexington Funds and a prospectus which includes management fee and expenses call the distributor toll-free at 1-800-526-0057. Read the prospectus carefully before you invest or send money.

LEXINGTON
SMALLCAP VALUE FUND, INC.

INVESTMENT ADVISER
-------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

SUB-ADVISER
-------------------------------------------
Capital Technology, Inc.
McMullen Creek Office Center
P.O. Box 472428
Charlotte, North Carolina 28247

DISTRIBUTOR
-------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

================================================================================
  ALL SHAREHOLDER REQUESTS FOR SERVICES OF
  ANY KIND SHOULD BE SENT TO:

  TRANSFER AGENT
-------------------------------------------
  STATE STREET BANK AND
  TRUST COMPANY
  c/o National Financial Data Services
  1004 Baltimore
  Kansas City, Missouri 64105

  OR CALL TOLL FREE:
  SERVICE AND SALES: 1-800-526-0056
  24 HOUR ACCOUNT INFORMATION:
  1-800-526-0052
================================================================================

--------------------------------------------------------------------------------
(800) 526-0052
                                    "LEXLINE"
                   24 hour toll-free telephone access to your
                             Lexington Fund account
                  Price/Yield o Account Balances o Exchanges o
             Last Transactions o Total Return o Duplicate Statements
--------------------------------------------------------------------------------

This report has been prepared for the information of the shareholders of Lexington SmallCap Value Fund, Inc. and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.